Financial Instruments and Risk Management - Summary of Currency and Interest Rate Profile of Loans and Borrowings (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of credit risk exposure [Line Items]
Ratio of fixed to floating	100.00%	100.00%	100.00%
Principal Repayment at Hedged Rates [Member]
Disclosure of credit risk exposure [Line Items]
Principal repayments of loans and borrowings at hedged rate	£ 13,175	£ 10,980	£ 13,752
Sterling [Member] | Principal Repayment at Hedged Rates [Member]
Disclosure of credit risk exposure [Line Items]
Principal repayments of loans and borrowings at hedged rate	12,666	10,339	13,165
Euros [Member] | Principal Repayment at Hedged Rates [Member]
Disclosure of credit risk exposure [Line Items]
Principal repayments of loans and borrowings at hedged rate	£ 509	£ 641	£ 587
Fixed Interest Rate [Member]
Disclosure of credit risk exposure [Line Items]
Ratio of fixed to floating	91.00%	88.00%	83.00%
fixed interest rate – Sterling	4.40%	4.90%	6.00%
Fixed Interest Rate [Member] | Principal Repayment at Hedged Rates [Member]
Disclosure of credit risk exposure [Line Items]
Principal repayments of loans and borrowings at hedged rate	£ 11,990	£ 9,633	£ 11,417
Fixed Interest Rate [Member] | Sterling [Member] | Principal Repayment at Hedged Rates [Member]
Disclosure of credit risk exposure [Line Items]
Principal repayments of loans and borrowings at hedged rate	£ 11,990	£ 9,633	£ 11,417
Floating Interest Rate [Member]
Disclosure of credit risk exposure [Line Items]
Ratio of fixed to floating	9.00%	12.00%	17.00%
Floating Interest Rate [Member] | Principal Repayment at Hedged Rates [Member]
Disclosure of credit risk exposure [Line Items]
Principal repayments of loans and borrowings at hedged rate	£ 1,185	£ 1,347	£ 2,335
Floating Interest Rate [Member] | Sterling [Member] | Principal Repayment at Hedged Rates [Member]
Disclosure of credit risk exposure [Line Items]
Principal repayments of loans and borrowings at hedged rate	676	706	1,748
Floating Interest Rate [Member] | Euros [Member] | Principal Repayment at Hedged Rates [Member]
Disclosure of credit risk exposure [Line Items]
Principal repayments of loans and borrowings at hedged rate	£ 509	£ 641	£ 587